Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
OPERATING ACTIVITIES
Net income	$ 451,049	$ 366,797	$ 304,767
Items not involving cash:
Depreciation of property and equipment	14,986	37,943	51,038
Amortization of intangible asset	10,885	4,251
Gain on disposition of assets			(43)
Stock-based compensation	27,296	171,513	112,184
Changes in operating working capital:
Decrease (increase) in accounts receivable	(72,867)	106,015	(67,630)
Decrease (increase) in investment tax credits	13,376	(36,861)	(16,160)
Increase in other tax credits	12,383	(53,107)
Decrease (increase) in prepaid expenses	9,429	10,441	(359)
(Increase) in long term deposits		(9,722)
Increase (decrease) in accounts payable	(7,184)	4,116	9,526
Increase (decrease) in accrued liabilities	(35,947)	41,776	791
Increase (decrease) in deferred revenue	(70,371)	(73,554)	23,481
Cash flows provided by operating activities	353,461	569,608	417,595
INVESTING ACTIVITIES
Purchase of property and equipment	(9,977)	(10,978)	(6,117)
Proceeds on sale of assets			43
Purchase of intangible asset		(51,451)
Purchase of investment	(187,367)	(10,290)	(95,147)
Cash flows used in investing activities	(197,344)	(72,719)	(101,221)
FINANCING ACTIVITIES
Proceeds from loan from related party
Cash flows provided by financing activities
Effect of changes in exchange rates on cash	(164,936)	113,220	204,293
Increase in cash and cash equivalents	(8,819)	610,109	520,667
Cash and cash equivalents, beginning of year	1,770,990	1,160,881	640,214
Cash and cash equivalents, end of year	$ 1,762,171	$ 1,770,990	$ 1,160,881